PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 574,719	$ 572,383	$ 806,000